Real Estate Investments, Net (Summary of Intangible Lease Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible assets:
Gross Carrying Amount	$ 276,015	$ 269,616
Accumulated Amortization	184,664	167,073
Net Carrying Amount	91,351	102,543
Intangible liabilities:
Gross Carrying Amount	22,109	21,777
Accumulated Amortization	11,306	9,725
Net Carrying Amount	10,803	12,052
In-place leases and other intangible assets
Intangible assets:
Gross Carrying Amount	241,097	229,300
Accumulated Amortization	172,648	156,428
Net Carrying Amount	68,449	72,872
Market lease assets
Intangible assets:
Gross Carrying Amount	14,116	13,616
Accumulated Amortization	10,845	9,501
Net Carrying Amount	3,271	4,115
Other intangible assets
Intangible assets:
Gross Carrying Amount	20,802	26,700
Accumulated Amortization	1,171	1,144
Net Carrying Amount	$ 19,631	$ 25,556